Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Product sales, net	$ 115,153	$ 11,263	$ 0
Royalty revenue	5,097	5,935	5,902
Total revenues	120,250	17,198	5,902
Cost of revenues (including amortization of currently marketed intangible assets, 2026: $6,126: 2025: $3,937, 2024: $Nil)	(16,667)	(5,130)	0
Research & development	(97,509)	(34,807)	(39,716)
Selling, general and administration	(57,346)	(39,309)	(24,980)
Fair value remeasurement of contingent consideration	12,057	(14,887)	(9,693)
Fair value remeasurement of warrant liability	859	(4,962)	779
Other operating income and expenses	5,308	3,053	2,570
Finance costs	(23,839)	(22,968)	(23,009)
Loss before income tax	(56,887)	(101,812)	(88,147)
Income tax (expense)/benefit	(613)	(330)	191
Loss attributable to the owners of Mesoblast Limited	$ (57,500)	$ (102,142)	$ (87,956)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share (in USD per share)	$ (0.0444)	$ (0.0846)	$ (0.0891)
Diluted - losses per share (in USD per share)	$ (0.0444)	$ (0.0846)	$ (0.0891)